Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 36,521	$ 30,298
Less accumulated depreciation		22,373	18,689
Total property, plant and equipment, net	$ 16,645	14,148	11,609
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		64	64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,113	4,187
Instruments and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		26,627	21,735
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		71	58
Office Equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,590	1,347
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		728	544
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 3,328	$ 2,363